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                       FIRST AMERICAN STRATEGY FUNDS, INC.
                        SUPPLEMENT DATED JULY 31, 2007 TO
               LIFECYCLE FUNDS PROSPECTUS DATED DECEMBER 20, 2006
                           AS PREVIOUSLY SUPPLEMENTED

--------------------------------------------------------------------------------

This information supplements the Lifecycle Funds Prospectus of First American Strategy Funds, Inc. ("FASF"), dated December 20, 2006, as previously supplemented March 1, 2007 (the "Prospectus"). This supplement and the Prospectus constitute a current Prospectus. To request a copy of the Prospectus, please call 800-677-FUND.

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The Quantitative Large Cap Core Fund, Quantitative Large Cap Growth Fund, and
Quantitative Large Cap Value Fund (the "Quantitative Funds") are added to the list of underlying funds in which the Lifecycle Funds may invest. As a result, the following changes are being made to the Prospectus:

THE FOLLOWING FUNDS ARE ADDED TO THE LIST OF UNDERLYING FUNDS THAT APPEAR ON PAGE 2 OF THE PROSPECTUS UNDER THE HEADING "EQUITY FUNDS":

     Quantitative Large Cap Core Fund
     Quantitative Large Cap Growth Fund
     Quantitative Large Cap Value Fund

THE FOLLOWING INFORMATION RELATED TO THE QUANTITATIVE FUNDS IS ADDED TO THE SECTION "ADDITIONAL INFORMATION--THE UNDERLYING FUNDS," BEGINNING ON PAGE 31 OF THE PROSPECTUS:

Quantitative Large Cap Core Fund

OBJECTIVE

Quantitative Large Cap Core Fund's objective is to provide, over the long term, a total return that exceeds the total return of the S&P 500 Index.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests, under normal market conditions, at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks of large-capitalization companies, although it is currently anticipated that the fund normally will invest at least 95% of its net assets in these stocks. The fund defines large-capitalization companies as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies in the S&P 500 Index. The S&P 500 Index is an unmanaged index of 500 stocks chosen for market size, liquidity and industry group representation, with a focus on the large cap segment of the market. The market capitalizations of companies in the S&P 500 Index ranged from approximately $1.6 billion to $472.5 billion as of June 30, 2007, with an average market capitalization of approximately $26.7 billion. Although the fund may from time to time emphasize smaller or larger capitalization companies within this range as a result of the quantitative process discussed below, the advisor anticipates that generally the fund's capitalization weightings will be similar to those of the S&P 500 Index. The fund's investments may include common stocks of foreign issuers which are listed on a United States stock exchange and included in the S&P 500 Index.

The fund is actively managed using a proprietary quantitative process which projects a stock's performance based upon a variety of factors, such as the stock's growth or value style, market capitalization, earnings volatility, earnings yield, financial leverage and currency sensitivity. This process tracks the historical performance of each of these factors against relevant economic and market variables, and then determines how each of the factors is expected to perform given today's economic conditions. The process then measures the relative sensitivity of each of the




                                                                 LIFECYCLE-STK#2
stocks in the fund's investable universe to the various factors and projects each stock's performance based on this sensitivity. Stocks are selected for purchase or sale using an optimization formula which is designed to maximize the fund's overall projected return within the constraints that have been established to limit the fund's tracking error as compared to the S&P 500 Index.

In selecting common stocks, the advisor is limited to companies included in the S&P 500 Index. If a company held by the fund falls out of the S&P 500 Index, the fund will sell the security as soon as practicable. The fund will not hold all of the securities in the S&P 500 Index.

In addition to investing in common stocks within the S&P 500 Index, the fund may invest in S&P 500 Index futures contracts and exchange traded funds in order to reduce cash balances in the fund and increase the level of fund assets exposed to companies within the fund's benchmark index.

PRINCIPAL RISKS

The value of an investment in this fund will change daily, which means an investor in the fund could lose money. The principal risks of investing in this fund include:

- Active Quantitative Management Risk
- Additional Expenses
- Common Stock Risk
- Foreign Security Risk
- Derivative Instrument Risk

See "The Underlying Funds' Principal Risks" below for a discussion of these risks.

Quantitative Large Cap Growth Fund

OBJECTIVE

Quantitative Large Cap Growth Fund's objective is to provide, over the long term, a total return that exceeds the total return of the Russell 1000 Growth Index.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests, under normal market conditions, at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks of large-capitalization companies, although it is currently anticipated that the fund normally will invest at least 95% of its net assets in these stocks. The fund defines large-capitalization companies as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies in the Russell 1000 Index. The Russell 1000 Index is an unmanaged index of the 1,000 largest companies in the Russell 3000 Index (an index of the 3,000 largest companies in the United States, based on total market capitalization), which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The market capitalizations of companies in the Russell 1000 Index ranged from approximately $1.5 billion to $472.5 billion as of June 30, 2007, with an average market capitalization of approximately $90.0 billion. Although the fund may from time to time emphasize smaller or larger capitalization companies within this range as a result of the quantitative process discussed below, the advisor anticipates that generally the fund's capitalization weightings will be similar to those of the Russell 1000 Index. The fund's investments may include common stocks of foreign issuers which are listed on a United States stock exchange and included in the Russell 1000 Index.

The fund is actively managed using a proprietary quantitative process which projects a stock's performance based upon a variety of factors, such as the stock's growth or value style, market capitalization, earnings volatility, earnings yield, financial leverage and currency sensitivity. This process tracks the historical performance of each of these factors against relevant economic and market variables, and then determines how each of the factors is expected to perform given today's economic conditions. The process then measures the relative sensitivity of each of the stocks in the fund's investable universe to the various factors and projects each stock's performance based on this sensitivity. Stocks are selected for purchase or sale using an optimization formula which is designed to maximize the fund's overall projected return within the constraints that have been established to limit the fund's tracking error as compared to the Russell 1000 Growth Index.

In selecting common stocks, the advisor is limited to companies included in the Russell 1000 Index, but will invest principally in companies that also are included in the Russell 1000 Growth Index. The Russell 1000 Growth Index consists of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. If a company held by the fund falls out of the Russell 1000 Index, the fund will sell the security as soon as practicable. The fund will not hold all of the securities in the Russell 1000 Index or the Russell 1000 Growth Index.

In addition to investing in common stocks within the Russell 1000 Index, the fund may invest in stock index futures contracts and exchange traded funds in order to reduce cash balances in the fund and increase the level of fund assets exposed to companies within the fund's benchmark index.

PRINCIPAL RISKS

The value of an investment in this fund will change daily, which means an investor in the fund could lose money. The principal risks of investing in this fund include:

- Active Quantitative Management Risk
- Additional Expenses
- Common Stock Risk
- Foreign Security Risk
- Derivative Instrument Risk

See "The Underlying Funds' Principal Risks" below for a discussion of these risks.

Quantitative Large Cap Value Fund

OBJECTIVE

Quantitative Large Cap Value Fund's objective is to provide, over the long term, a total return that exceeds the total return of the Russell 1000 Value Index.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests, under normal market conditions, at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks of large-capitalization companies, although it is currently anticipated that the fund normally will invest at least 95% of its net assets in these stocks. The fund defines large-capitalization companies as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies in the Russell 1000 Index. The Russell 1000 Index is an unmanaged index of the 1,000 largest companies in the Russell 3000 Index (an index of the 3,000 largest companies in the United States, based on total market capitalization), which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The market capitalizations of companies in the Russell 1000 Index ranged from approximately $1.5 billion to $472.5 billion as of June 30, 2007, with an average market capitalization of approximately $90.0 billion. Although the fund may from time to time emphasize smaller or larger capitalization companies within this range as a result of the quantitative process discussed below, the advisor anticipates that generally the fund's capitalization weightings will be similar to those of the Russell 1000 Index. The fund's investments may include common stocks of foreign issuers which are listed on a United States stock exchange and included in the Russell 1000 Index.

The fund is actively managed using a proprietary quantitative process which projects a stock's performance based upon a variety of factors, such as the stock's growth or value style, market capitalization, earnings volatility, earnings yield, financial leverage and currency sensitivity. This process tracks the historical performance of each of these factors against relevant economic and market variables, and then determines how each of the factors is expected to perform given today's economic conditions. The process then measures the relative sensitivity of each of the stocks in the fund's investable universe to the various factors and projects each stock's performance based on this sensitivity. Stocks are selected for purchase or sale using an optimization formula which is designed to maximize the fund's overall projected return within the constraints that have been established to limit the fund's tracking error as compared to the Russell 1000 Value Index.

In selecting common stocks, the advisor is limited to companies included in the Russell 1000 Index, but will invest principally in companies that also are included in the Russell 1000 Value Index. The Russell 1000 Value Index consists of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. If a company held by the fund falls out of the Russell 1000 Index, the fund will sell the security as soon as practicable. The fund will not hold all of the securities in the Russell 1000 Index or the Russell 1000 Value Index.

In addition to investing in common stocks within the Russell 1000 Index, the fund may invest in stock index futures contracts and exchange traded funds in order to reduce cash balances in the fund and increase the level of fund assets exposed to companies within the fund's benchmark index.

PRINCIPAL RISKS

The value of an investment in this fund will change daily, which means an investor in the fund could lose money. The principal risks of investing in this fund include:

- Active Quantitative Management Risk
- Additional Expenses
- Common Stock Risk
- Foreign Security Risk
- Derivative Instrument Risk

See "The Underlying Funds' Principal Risks" below for a discussion of these risks.

THE FOLLOWING IS ADDED TO THE SECTION ENTITLED "ADDITIONAL INFORMATION--THE UNDERLYING FUNDS--THE UNDERLYING FUNDS' PRINCIPAL RISKS" ON PAGE 46:

Active Quantitative Management Risk. The Quantitative Funds are actively managed using the quantitative process described above under "Principal Investment Strategies" for each of the Quantitative Funds. Securities selected using this process could underperform the market as a whole as a result of the factors used in the process, the weight placed on each factor, and changes in the way each factor performs in today's economic conditions as compared to the factor's historical performance. Due to its active management, a fund could underperform its benchmark index or other mutual funds with similar investment objectives.

THE FOLLOWING REPLACES THE SECTION ENTITLED "RETIREMENT PLAN AVAILABILITY OF CLASS B AND CLASS C SHARES" ON PAGE 17:

RETIREMENT PLAN AVAILABILITY OF CLASS B AND CLASS C SHARES

Class B and Class C shares are available to individual plans and certain smaller group plans, such as SIMPLE, SEP and Solo 401(k) plans. Class B and Class C shares are not available to certain employer-sponsored plans, such as 401(k), employer-sponsored 403(b), money purchase and profit sharing plans, except for those plans invested in Class B or Class C shares of the First American Funds prior to July 20, 2007.

                      FIRST AMERICAN STRATEGY FUNDS, INC.
                        SUPPLEMENT DATED JULY 31, 2007 TO
           STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 20, 2006
                           AS PREVIOUSLY SUPPLEMENTED

--------------------------------------------------------------------------------

This information supplements the Statement of Additional Information of First American Strategy Funds, Inc., dated December 20, 2006, as previously supplemented January 23, 2007 (the "SAI"). This supplement and the SAI constitute a current SAI. To request a copy of the SAI, please call 800-677-FUND.

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THE QUANTITATIVE LARGE CAP CORE FUND, QUANTITATIVE LARGE CAP GROWTH FUND, AND
QUANTITATIVE LARGE CAP VALUE FUND (THE "QUANTITATIVE FUNDS") ARE ADDED TO THE LIST OF "EQUITY FUNDS," IDENTIFIED ON PAGE 1, IN WHICH EACH LIFECYCLE FUND MAY INVEST.

THE FOLLOWING INVESTMENT STRATEGIES LISTED UNDER "ADDITIONAL INFORMATION CONCERNING INVESTMENTS BY THE FUNDS AND THE UNDERLYING FUNDS" ON PAGES 3-28 APPLY TO THE QUANTITATIVE FUNDS:

Exchange Traded Funds
Fixed Income Securities -- Equity Funds
Foreign Securities
Futures and Options on Futures
Lending of Portfolio Securities
Options Transactions
Repurchase Agreements
Short-Term Temporary Investments
When-Issued and Delayed Delivery Transactions

The Quantitative Funds invest in exchange traded funds and futures contracts as a principal investment strategy. Each other above-listed investment strategy is a non-principal investment strategy for the Quantitative Funds.

THE SECTION ENTITLED "ADDITIONAL INFORMATION ABOUT PURCHASING CLASS Y SHARES," LOCATED ON PAGE 65, IS DELETED IN ITS ENTIRETY.

THE FOLLOWING SECTION IS ADDED TO THE SAI UNDER THE SECTION ENTITLED "ADDITIONAL INFORMATION ABOUT CERTAIN SHAREHOLDER SERVICES" BEGINNING ON PAGE 64:

RECEIPT OF ORDERS BY FINANCIAL INTERMEDIARIES

         The Funds have authorized one or more financial intermediaries (individually, an "Intermediary," collectively "Intermediaries") to receive purchase and redemption orders on the Funds' behalf. Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds' behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized Intermediary or, if applicable, an Intermediary's authorized designee, receives the order. An order will be priced at the applicable Fund's net asset value next computed after the order is received by an authorized Intermediary or the Intermediary's authorized designee and accepted by the Fund.




                                                                  FASF-SAI-STK#2